PIMCO Equity Series

Supplement dated May 14, 2015 to the

Prospectus (the “Prospectus”), dated October 31, 2014, as supplemented and revised from time to time, and Statement of Additional Information (the “SAI”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Emerging Markets Fund

and PIMCO EqS Pathfinder Fund®

The Board of Trustees of PIMCO Equity Series (the “Trust”) has approved separate Plans of Liquidation for each of PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Emerging Markets Fund and PIMCO EqS Pathfinder Fund® (each a “Fund,” and collectively, the “Funds”) pursuant to which each Fund will be liquidated (the “Liquidations”) on or about July 14, 2015 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective June 15, 2015, each Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into each Fund from other funds of the Trust or funds of PIMCO Funds. The Funds may deviate from their investment objective at any time prior to the Liquidation Date.

Mechanics. In connection with the Liquidations, any share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidations. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to Funds, intends to distribute substantially all of each Fund’s net investment income prior to the Liquidations. PIMCO will bear all expenses in connection with the Liquidations.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or any fund of PIMCO Funds that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. Although the Liquidations are not expected to be a taxable event for the Funds, for taxable shareholders, the automatic redemption of shares of the Funds on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Equity Series

Supplement dated May 14, 2015 to the

Prospectus (the “Prospectus”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO EqS® Emerging Markets Fund (the “Fund”)

Effective immediately through June 26, 2015, the Fund is managed by Virginie Maisonneuve and Geraldine Sundstrom. Accordingly, effective immediately through June 26, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Virginie Maisonneuve and Geraldine Sundstrom. Ms. Maisonneuve is CIO Equities and a Managing Director of PIMCO. Ms. Sundstrom is a Managing Director of PIMCO. Ms. Maisonneuve has managed the Fund since August 2014. Ms. Sundstrom has managed the Fund since May 2015.

In addition, effective immediately through June 26, 2015, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EqS® Emerging Markets Fund	Virginie Maisonneuve	8/14

CIO Equities and Managing Director, PIMCO. Ms. Maisonneuve is global head of equities and a portfolio manager based in the London office. Prior to joining PIMCO in 2014, she was a head of global and international equities at Schroders plc. Previously, she was co-CIO and director at Clay Finlay, a portfolio manager at State Street Research and Management, and a portfolio manager at Batterymarch Financial Management. She has 27 years of investment experience and holds an MBA from the Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA) in Paris.

	Geraldine Sundstrom	5/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has 17 years of investment experience and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris Dauphine.

In addition, effective June 29, 2015, the Fund is managed by Geraldine Sundstrom. Accordingly, effective June 29, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Geraldine Sundstrom. Ms. Sundstrom is a Managing Director of PIMCO, and has managed the Fund since May 2015.

In addition, effective June 29, 2015, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with Ms. Sundstrom’s information, as set forth above.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_051415

PIMCO Equity Series

Supplement dated May 14, 2015 to the

Prospectus (the “Prospectus”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO EqS Pathfinder Fund® (the “Fund”)

Effective immediately through June 26, 2015, the Fund is managed by Virginie Maisonneuve and Geraldine Sundstrom. Accordingly, effective immediately through June 26, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Virginie Maisonneuve and Geraldine Sundstrom. Ms. Maisonneuve is CIO Equities and a Managing Director of PIMCO. Ms. Sundstrom is a Managing Director of PIMCO. Mses. Maisonneuve and Sundstrom have jointly managed the Fund since May 2015.

In addition, effective immediately through June 26, 2015, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EqS Pathfinder Fund®	Virginie Maisonneuve	5/15

CIO Equities and Managing Director, PIMCO. Ms. Maisonneuve is global head of equities and a portfolio manager based in the London office. Prior to joining PIMCO in 2014, she was a head of global and international equities at Schroders plc. Previously, she was co-CIO and director at Clay Finlay, a portfolio manager at State Street Research and Management, and a portfolio manager at Batterymarch Financial Management. She has 27 years of investment experience and holds an MBA from the Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA) in Paris.

	Geraldine Sundstrom	5/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has 17 years of investment experience and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris Dauphine.

In addition, effective June 29, 2015, the Fund is managed by Geraldine Sundstrom. Accordingly, effective June 29, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Geraldine Sundstrom. Ms. Sundstrom is a Managing Director of PIMCO, and has managed the Fund since May 2015.

In addition, effective June 29, 2015, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with Ms. Sundstrom’s information, as set forth above.

Investors Should Retain This Supplement for Future Reference

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